Common Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Common Stock Warrants [Abstract]
Schedule of Common Stock Warrant Activity

The following table summarizes common stock warrant activity for the three months ended March 31, 2026:

	Number of warrants	Weighted Average Exercise Price
Outstanding at December 31, 2025	10,176,273	$1.08
Issued	2,168,829	0.01
Exercised	(2,639,038)	0.01
Outstanding at March 31, 2026	9,706,064	$1.13

The following table summarizes common stock warrant activity for the years ended December 31, 2025 and 2024:

	Number of warrants	Weighted Average Exercise Price
Outstanding at December 31, 2023	7,277,404	$1.49
Issued	250,000	0.01
Exercised	—	—
Canceled	—	—
Outstanding at December 31, 2024	7,527,404	$1.45
Issued	3,398,869	0.01
Exercised	(750,000)	0.01
Canceled	—	—
Outstanding at December 31, 2025	10,176,273	$1.08

Schedule of Fair Value of Common Stock Warrants

The fair value of common stock warrants issued was estimated using the following assumptions:

Three months ended March 31, 2026
Expected term (in years)	10
Expected volatility	56.6% - 57.9%
Risk-free rate	4.0% - 4.3%
Dividend yield	0%

The fair value of common stock warrants issued was estimated using the following assumptions:

	2025	2024
Expected term (in years)	10	10
Expected volatility	79.6% - 79.9%	56.9%
Risk-free rate	4.1% - 4.2%	4.2%
Dividend yield	—	—